GOODWILL - Allocation of net carrying amount of goodwill in significant CGU groups (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
GOODWILL
Goodwill	$ 2,695.8	$ 2,725.4
Telecommunications
GOODWILL
Goodwill	2,677.0	2,677.0
Magazines
GOODWILL
Goodwill		30.0
Other
GOODWILL
Goodwill	$ 18.8	$ 18.4